FINANCING RECEIVABLES, NET	12 Months Ended
Dec. 31, 2021
FINANCING RECEIVABLES, NET
FINANCING RECEIVABLES, NET

7. FINANCING RECEIVABLES, NET

Financing receivables, net as of December 31, 2020 and 2021 consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB

	(in thousands)
Short‑term:
Financing receivables from consolidated Trusts	3,817,057	526,411
Financing receivables from micro‑loan platforms	228,489	307,599
Total short‑term financing receivables	4,045,546	834,010
Allowance for credit losses	(113,905)	(131,558)
Total short‑term financing receivables, net	3,931,641	702,452
Long‑term:
Financing receivables from consolidated Trusts	1,541	10,243
Financing receivables from micro‑loan platforms	229,891	—
Total long‑term financing receivables	231,432	10,243
Allowance for credit losses	(13,414)	(204)
Total long‑term financing receivables, net	218,018	10,039

These balances represent short-term and long-term financing receivables that are personal credit loans to home buyers and tenants, and to other individual borrowers.

The following table summarizes the balances of financing receivables by due date as of December 31, 2020 and 2021:

	As of December 31,
	2020	2021
	RMB	RMB

	(in thousands)
Due in months
0‑12	4,045,546	834,010
13‑24	225,853	10,243
25‑36	5,579	—
Total financing receivables	4,276,978	844,253

Finance Receivables – Allowance for Credit Losses and Credit Quality

Consistent with the adoption of ASU No. 2016-13 effective January 1, 2020 (refer to note 2.1 (a) Impact of newly adopted accounting pronouncement), the allowance for credit losses is determined principally based on the past collection experience as well as consideration of current and future economic conditions and changes in the Group’s customer collection trends. All forward-looking statements are, by their nature, subject to risks and uncertainties, many of which are beyond the Group's control. Primarily as a result of the uncertainty in the real estate sector due to the tightening regulation in 2021 the management updated the CECL model taking the latest available information into consideration. The major assumption (i.e. forward-looking information) and CECL model parameters (i.e. the one-year probability of default) were updated accordingly. The allowance for credit losses increased to 15.61% of gross finance receivables (net of unearned income) at December 31, 2021 from 2.98% at December 31, 2020, which were mainly attributable to the higher proportion of delinquency due to the tightening commercial housing mortgage rule in 2021.

7. FINANCING RECEIVABLES, NET (CONTINUED)

The activities in the provision for credit losses for the years ended December 31, 2019, 2020 and 2021, respectively, consisted of the following:

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
	(in thousands)
Beginning balance prior to ASC 326	—	(93,070)	—
Impact of adoption of ASC 326	—	(60,899)	—
Beginning balance	(54,645)	(153,969)	(127,319)
(Provisions) Reversals	(38,425)	26,650	(124,335)
Write‑offs	—	—	119,892
Ending balance	(93,070)	(127,319)	(131,762)

The Group evaluates expected credit losses of financial receivables on a collective basis based on the type of borrowers and delinquency pattern:

Type of borrowers:

Property transaction related business: This segmentation includes financing receivables generated by property transaction business. The average loss rate in this category is 17.31% as of December 31, 2021.

Non-property transaction related business: This segmentation mainly includes consumer loans. The average loss rate in this category is 7.88% as of December 31, 2021.

Delinquency:

Based on the past due days, the Group separates the contracts into 5 groups including current, 1-29 days past due, 30-89 days past due, 90-179 days past due and over 180 days past due. The delinquency rate was 4.89% and 24.2% as at December 31, 2020 and 2021, respectively.

Credit quality indicators are updated quarterly, and the credit quality of any given customer can change during the life of the portfolio.

7. FINANCING RECEIVABLES, NET (CONTINUED)

Financing receivables portfolio based on customer type, origination year and delinquency are as follows:

					180 days
	1‑29 Days	30‑59 Days	60‑89 Days	90‑179 Days	or greater	Total
RMB in the thousands	Past Due	Past Due	Past Due	Past Due	Past Due	Past Due	Current	Total
Property transaction related business
2017	—	—	—	—	6,652	6,652	—	6,652
2018	—	—	—	—	80,917	80,917	—	80,917
2019	—	—	—	—	42,822	42,822	—	42,822
2020	41,807	9,006	1,965	11,521	2,905	67,204	3,748,624	3,815,828
Subtotal	41,807	9,006	1,965	11,521	133,296	197,595	3,748,624	3,946,219
Non-property transaction related business
2017	168	313	—	—	—	481	—	481
2018	9	—	—	63	337	409	17,399	17,808
2019	612	1,025	794	2,862	2,490	7,783	119,070	126,853
2020	769	263	178	1,235	325	2,770	182,847	185,617
Subtotal	1,558	1,601	972	4,160	3,152	11,443	319,316	330,759
December 31, 2020	43,365	10,607	2,937	15,681	136,448	209,038	4,067,940	4,276,978
Property transaction related business
2017	—	—	—	—	4,942	4,942	—	4,942
2018	—	—	—	—	36,676	36,676	—	36,676
2019	—	—	—	—	21,616	21,616	—	21,616
2020	—	—	—	—	23,587	23,587	—	23,587
2021	8,340	6,039	8,678	18,161	52,252	93,470	511,224	604,694
Subtotal	8,340	6,039	8,678	18,161	139,073	180,291	511,224	691,515
Non-property transaction related business
2017	—	—	—	—	453	453	—	453
2018	60	182	269	1,629	1,748	3,888	—	3,888
2019	309	464	572	1,662	8,123	11,130	45,752	56,882
2020	495	268	377	1,086	4,543	6,769	51,246	58,015
2021	421	459	371	529	37	1,817	31,683	33,500
Subtotal	1,285	1,373	1,589	4,906	14,904	24,057	128,681	152,738
December 31, 2021	9,625	7,412	10,267	23,067	153,977	204,348	639,905	844,253